SHAREHOLDERS' EQUITY (Schedule of service-based stock options) (Details) - Performance Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Number of Performance based options
Outstanding at January 1, 2021		769,311
Granted		230,350
Exercised		(15,000)
Cancelled		(191,150)
Outstanding at June 30, 2021		793,511	769,311
Exercisable at June 30, 2021		200,000
Vested and expected to vest at June 30, 2021		628,679
Weighted average Exercise price
Outstanding at January 1, 2021		$ 2.78
Granted	[1]
Exercised
Cancelled	[1]
Outstanding at June 30, 2021		2.70	$ 2.78
Exercisable at June 30, 2021		5.35
Vested and expected to vest at June 30, 2021		$ 3.40
Weighted average Remaining contractual term (in years)
Outstanding at June 30, 2021		41 years 7 months 2 days	40 years 6 months 10 days
Exercisable at June 30, 2021		6 years 29 days
Vested and expected to vest at June 30, 2021		3 years 11 months 1 day
Aggregate intrinsic value
Outstanding at January 1, 2021		$ 7,653
Exercised		228
Outstanding at June 30, 2021		14,857	$ 7,653
Exercisable at June 30, 2021		3,214
Vested and expected to vest at June 30, 2021		$ 11,326

[1]	Represents an amount less than $1